Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 12,215	$ 14,290	$ 13,837
Tsakos Energy Management Limited (management fees)	15,887	15,598	14,143
Total expenses with related parties	35,533	34,058	30,551
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	5,304	5,461	6,276
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	15,587	15,298	13,843
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	1,280	1,237	634
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,701	9,933	9,361
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 3,661	$ 2,129	$ 437